Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	41.70%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%